LOANS AND BORROWINGS - Non-current (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of non-current loans and borrowings [line items]
Loans		¥ 11,058		¥ 3,685
Notes		113,955		132,467
Total		¥ 125,013 [1]	$ 19,159	136,152	[1]
Long-term loans and borrowings [member] | For Tangguh LNG Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis		LIBOR
Final maturity		through to 2021
Loans	[2]	¥ 0		84
Notes	[2]	0		0
Total	[2]	¥ 0		84
Long-term loans and borrowings [member] | For Tangguh LNG Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		0.19%	0.19%
Long-term loans and borrowings [member] | For Tangguh LNG Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		0.335%	0.335%
Long-term loans and borrowings [member] | For Tangguh LNG III Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis		LIBOR
Final maturity		from 2021 to 2029
Loans	[3]	¥ 3,233		2,866
Notes	[3]	0		0
Total	[3]	¥ 3,233		2,866
Long-term loans and borrowings [member] | For Tangguh LNG III Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		1.37%	1.37%
Long-term loans and borrowings [member] | For Tangguh LNG III Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		3.45%	3.45%
Long-term loans and borrowings [member] | For Arctic LNG 2 Project [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis		EURIBOR
Final maturity		Due in 2026
Loans	[4]	¥ 7,011		735
Notes	[4]	0		0
Total	[4]	¥ 7,011		735
Long-term loans and borrowings [member] | For Arctic LNG 2 Project [member] | Minimum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		0.70%	0.70%
Long-term loans and borrowings [member] | For Arctic LNG 2 Project [member] | Maximum [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate, adjustment to interest rate basis		1.20%	1.20%
Long-term loans and borrowings [member] | General loans [member]
Disclosure of non-current loans and borrowings [line items]
Effective interest rate basis		LPR
Effective interest rate, adjustment to interest rate basis		(0.60%)	(0.60%)
Final maturity		Due in 2033
Loans		¥ 814		0
Notes		0		0
Total		814		0
Long-term loans and borrowings [member] | Notes [member]
Disclosure of non-current loans and borrowings [line items]
Loans	[5]	0		0
Notes	[5]	113,955		132,467
Total	[5]	¥ 113,955		¥ 132,467

[1]	The amount of loans and borrowings included interest payable.
[2]	In connection with the Tangguh LNG Project in Indonesia, the Company delivered a guarantee dated October 29, 2007, in favor of Mizuho Corporate Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks under a US$884 million commercial loan agreement. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreement and is subject to a maximum cap of US$135,163,308.28.
[3]	In connection with the financing for the third LNG process train of Tangguh LNG Project in Indonesia, the Company delivered two guarantees dated August 3, 2016, in favor of Mizuho Bank, Ltd., which acts as the facility agent for and on behalf of various international commercial banks and Indonesian local commercial banks under two commercial loan agreements with aggregate loan amount of US$2,145 million. The Company guarantees the payment obligations of the trustee borrower under the subject loan agreements and is subject to an aggregate maximum cap of approximately US$573 million.
[4]	As at December 31, 2020, US$1,075 million of the bank loans for Arctic LNG 2 Project and general loans (2019: US$ 378 million) were guaranteed by the Company. As at December 31, 2020, no shareholder loans (2019: nil) were included in general loans.
[5]	The details of notes are as follows: Issued by Maturity Coupon Rate Outstanding Principal Amount December 31, 2019 December 31, 2020 USD million USD million CNOOC Finance (2003) Limited Due in 2033 5.500% 300 300 CNOOC Finance (2011) Limited Due in 2021 4.25% 1,500 1,500 CNOOC Finance (2011) Limited Due in 2041 5.75% 500 500 CNOOC Finance (2012) Limited Due in 2022 3.875% 1,500 1,500 CNOOC Finance (2012) Limited Due in 2042 5.000% 500 500 CNOOC Finance (2013) Limited Due in 2023 3.000% 2,000 2,000 CNOOC Finance (2013) Limited Due in 2043 4.250% 500 500 CNOOC Finance (2013) Limited Due in 2029 2.875% 1,000 1,000 CNOOC Finance (2013) Limited Due in 2049 3.300% 500 500 CNOOC Finance (2014) ULC Due in 2024 4.25% 2,250 2,250 CNOOC Finance (2014) ULC Due in 2044 4.875% 500 500 CNOOC Petroleum North America ULC Due in 2028 7.4% 200 200 CNOOC Petroleum North America ULC Due in 2032 7.875% 500 500 CNOOC Petroleum North America ULC Due in 2035 5.875% 790 790 CNOOC Petroleum North America ULC Due in 2037 6.4% 1,250 1,250 CNOOC Petroleum North America ULC Due in 2039 7.5% 700 700 CNOOC Finance (2015) Australia Pty Ltd Matured in 2020 2.625% 1,500 - CNOOC Finance (2015) Australia Pty Ltd Due in 2045 4.200% 300 300 CNOOC Finance (2015) U.S.A. LLC Due in 2023 3.75% 450 450 CNOOC Finance (2015) U.S.A. LLC Due in 2025 3.500% 2,000 2,000 CNOOC Finance (2015) U.S.A. LLC Due in 2028 4.375% 1,000 1,000 All the notes issued mentioned above were fully and unconditionally guaranteed by the Company.